Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of (Loss) Income from Continuing Operations Before Income Taxes

(Loss) income from continuing operations before income taxes consisted of the following:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Domestic	$(60,745)	$(98,480)	$9,309
Foreign	39,370	52,441	39,200

Total	$(21,375)	$(46,039)	$48,509

Components of Income Tax (Benefit) Expense from Continuing Operations

Components of income tax (benefit) expense from continuing operations were as follows:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Currently due:
U.S. federal	$(1,049)	$5,624	$7,070
State and local	(278)	1,729	2,452
Foreign	13,847	20,349	13,279

	12,520	27,702	22,801

Deferred:
U.S. federal	(19,582)	(16,556)	(1,858)
State and local	(1,430)	(3,773)	(748)
Foreign	(623)	1,261	434

	(21,635)	(19,068)	(2,172)

Total	$(9,115)	$8,634	$20,629

Schedule of Deferred Income Taxes

The sources of these differences and their cumulative tax effects were as follows as of January 31:

	2013			2012
(in thousands)	Assets	Liabilities	Total	Assets	Liabilities	Total
Contract income	$2,563	$—	$2,563	$2,002	$—	$2,002
Inventories	1,316	(392)	924	1,132	(338)	794
Accrued insurance	4,212	—	4,212	3,502	—	3,502
Other accrued liabilities	5,849	—	5,849	4,967	—	4,967
Prepaid expenses	—	(1,116)	(1,116)	—	(950)	(950)
Bad debts	2,814	—	2,814	3,137	—	3,137
Employee compensation	9,575	—	9,575	8,149	—	8,149
Tax loss carry forward	2,735		2,735	—	—	—
Other	527	(48)	479	465	(171)	294

Total current	29,591	(1,556)	28,035	23,354	(1,459)	21,895

Valuation allowance	(2,835)	—	(2,835)	—	—	—

Cumulative translation adjustment	4,528	—	4,528	4,049	—	4,049
Buildings, machinery and equipment	798	(18,059)	(17,261)	307	(21,939)	(21,632)
Gas transportation facilities and equipment	—	—	—	—	(7,992)	(7,992)
Mineral interests and oil and gas properties	—	—	—	—	(1,428)	(1,428)
Intangible assets	2,410	(1,955)	455	1,448	(2,067)	(619)
Tax deductible goodwill	4,916	—	4,916	6,163	—	6,163
Accrued insurance	5,026	—	5,026	5,148	—	5,148
Retirement benefits	2,201	—	2,201	1,776	—	1,776
Share-based compensation	5,988	—	5,988	5,367	—	5,367
Tax loss carry forward	4,791		4,791	1,584	—	1,584
Foreign tax credit carry forward	20,954	—	20,954	9,500	—	9,500
Unremitted foreign earnings	—	(3,636)	(3,636)	—	(3,087)	(3,087)
Other	1,534	—	1,534	2,372	—	2,372

Total noncurrent	53,146	(23,650)	29,496	37,714	(36,513)	1,201

Valuation allowance	(6,519)	—	(6,519)	(11,084)	—	(11,084)

Total	$73,383	$(25,206)	$48,177	$49,984	$(37,972)	$12,012

Reconciliation of Income Tax Expense to Statutory Federal Rate

A reconciliation of the total income tax (benefit) expense from continuing operations to the statutory federal rate is as follows for the years ended January 31:

	2013		2012		2011
(in thousands)	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate
Income tax at statutory rate	$(7,482)	35.0%	$(16,114)	35.0%	$16,977	35.0%
State income tax, net	(1,156)	5.4	(1,383)	3.0	1,057	2.2
Difference in tax expense resulting from:
Nondeductible goodwill impairment	—	—	22,500	(48.9)	—	—
Nondeductible expenses	960	(4.5)	1,257	(2.7)	1,078	2.2
Loss on remeasurement of equity method investment		—		—		—
	2,697	(12.6)	—	—	—	—
Taxes on foreign affiliates	(4,707)	22.0	(7,141)	15.5	(4,106)	(8.5)
Taxes on foreign operations	1,965	(9.2)	10,192	(22.1)	7,833	16.2
Cash surrender value of life insurance	(567)	2.7	87	(0.2)	(260)	(0.5)
Qualified production activity deduction	—	—	(662)	1.4	(980)	(2.0)
Other	(825)	3.8	(102)	0.2	(970)	(1.9)

Total	$(9,115)	42.6%	$8,634	(18.8)%	$20,629	42.5%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011
Balance, beginning of year	$13,322	$12,016	$9,312
Additions based on tax positions related to current year	2,501	2,534	1,734
Additions for tax positions of prior years	34	637	1,051
Additions related to acquired subsidiaries	1,387	—	982
Impact of changes in exchange rate	—	130	265
Settlement with tax authorities	(1,087)	(1,070)	(46)
Reductions for tax positions of prior years	—	(214)	(13)
Reductions due to the lapse of statutes of limitation	(2,774)	(711)	(1,269)

Balance, end of year	$13,383	$13,322	$12,016